UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Yacktman Asset Management Co.
Address: 1110 Lake Cook Road, Suite 385
	 Buffalo Grove, IL 60089

13F File Number:  28-3760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Donald A. Yacktman
Title:    President
Phone:    847-325-0707
Signature, Place, and Date of Signing:

Donald A. Yacktman    Buffalo Grove, Illinois    February 1, 2005
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53
Form 13F Information Table Value Total:   $748022


List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group                   common           02209S103    13661   223584 SH       SOLE                   115000            108584
Americredit Corp.              common           03060R101    65239  2668250 SH       SOLE                  2188200            480050
Anheuser Busch Co.             common           035229103     1389    27390 SH       SOLE                                      27390
Berkshire Hath Cl. A           common           084670108    15207      173 SH       SOLE                                        173
Berkshire Hath Cl. B           common           084670207     2587      881 SH       SOLE                                        881
Bristol Myers Squibb           common           110122108    23660   923500 SH       SOLE                   737200            186300
Cadbury Schweppes              common           127209302    10404   275975 SH       SOLE                   190000             85975
Cardinal Health                common           14149Y108    19094   328350 SH       SOLE                   292600             35750
Chgo Rivet & Machine           common           168088102      407    14950 SH       SOLE                                      14950
Clorox                         common           189054109    20080   340738 SH       SOLE                   261200             79538
Coca-Cola Co.                  common           191216100    90140  2165255 SH       SOLE                  1780000            385255
Colgate Palmolive              common           194162103     5408   105700 SH       SOLE                    95000             10700
Electronic Data Syst           common           285661104    10862   470200 SH       SOLE                   387000             83200
Equifax Inc.                   common           294429105     2161    76900 SH       SOLE                                      76900
Ethan Allen Interiors          common           297602104     2233    55800 SH       SOLE                                      55800
Federal Home Loan              common           313400301    26238   356014 SH       SOLE                   249700            106314
Federal Nat'l Mtg.             common           313586109     5101    71630 SH       SOLE                    70000              1630
Fifth Third Bancorp            common           316773100     2190    46300 SH       SOLE                                      46300
First Data Corp.               common           319963104    14263   335275 SH       SOLE                   131000            204275
First Health Group             common           320960107     1207    64500 SH       SOLE                                      64500
Friedman's, Inc. Cl. A         common           358438109     1110   860600 SH       SOLE                   732500            128100
Gannett Company                common           364730101     1139    13940 SH       SOLE                                      13940
H&R Block                      common           093671105     8109   165500 SH       SOLE                   125000             40500
Henkel KGAA ADR                common           42550U109    36729   443775 SH       SOLE                   361500             82275
Henkel ORD                     common           005002465    15229   184000 SH       SOLE                   175000              9000
Interpublic Group Co.          common           460690100    17692  1320300 SH       SOLE                  1177200            143100
Interstate Bakeries            common           46072H108      928   145000 SH       SOLE                   130000             15000
Johnson & Johnson              common           478160104    11507   181440 SH       SOLE                   120800             60640
Kinder Morgan Inc.             common           49455P101     2874    39300 SH       SOLE                                      39300
Kraft Foods, Inc.              common           50075n104    53162  1492900 SH       SOLE                  1216500            276400
Lancaster Colony Corp.         common           513847103    39948   931850 SH       SOLE                   708200            223650
Leucadia Nat'l Corp.           common           527288104     3398    48900 SH       SOLE                                      48900
Liberty Media Corp. A          common           530718105    87841  8000093 SH       SOLE                  6277000           1723093
MBIA Inc.                      common           55262C100     2908    45950 SH       SOLE                    40000              5950
MGIC Investment                common           552848103     2600    37725 SH       SOLE                    30000              7725
Markel Corp.                   common           570535104     1187     3260 SH       SOLE                                       3260
Marsh & McLennan               common           571748102    11925   362450 SH       SOLE                   231200            131250
Merck & Co. Inc.               common           589331107      893    27800 SH       SOLE                                      27800
Microsoft Corp.                common           594918104     2984   111720 SH       SOLE                   100000             11720
PepsiCo Inc.                   common           713448108     5558   106470 SH       SOLE                    90000             16470
Pfizer Inc.                    common           717081103    31061  1155100 SH       SOLE                   949000            206100
Procter & Gamble Co.           common           742718109     2165    39315 SH       SOLE                                      39315
SBC Communications             common           78387G103      209     8105 SH       SOLE                                       8105
TJX Co.                        common           872540109     2563   102000 SH       SOLE                                     102000
Torchmark Corp.                common           891027104      817    14300 SH       SOLE                                      14300
Tribune Co. New                common           896047107      400     9500 SH       SOLE                                       9500
Trizec Properties              common           89687P107     9531   503775 SH       SOLE                   441000             62775
Tyco Int'l LTD                 common           902124106    25306   708050 SH       SOLE                   455200            252850
U.S. Bancorp                   common           902973304     5603   178894 SH       SOLE                   150000             28894
Unilever NV (NEW)              common           904784709    26574   398350 SH       SOLE                   353000             45350
Wal Mart Stores Inc.           common           931142103      243     4600 SH       SOLE                                       4600
Washington Mutual              common           939322103     1691    40000 SH       SOLE                    40000
Wesco Financial Co.            common           950817106     2610     6640 SH       SOLE                                       6640